Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reportable segments [line items]
Revenue	$ 51,262	$ 55,658	$ 53,817
Underlying EBITDA	25,978	29,016	27,956
Depreciation and amortisation	(5,540)	(5,295)	(5,061)
Impairment losses	(198)	(90)	(75)
Underlying EBIT	20,240	23,631	22,820
Exceptional items	(776)	(6,094)	112
Net finance costs	(1,111)	(1,489)	(1,531)
Profit before taxation	18,353	16,048	21,401
Capital expenditure (cash basis)	9,398	8,816	6,733
Profit/(loss) from equity accounted investments, related impairments and expenses	153	(2,656)	594
Investments accounted for using the equity method	4,107	1,662	1,620
Total assets	108,790	102,362	101,296
Total liabilities	56,572	53,242	52,766
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	51,262	55,658	53,817
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	22,530	18,566	16,027
Underlying EBITDA	12,326	8,564	6,653
Depreciation and amortisation	(2,351)	(2,023)	(1,810)
Impairment losses	(19)	(17)	(33)
Underlying EBIT	9,956	6,524	4,810
Capital expenditure (cash basis)	4,392	3,711	2,698
Profit/(loss) from equity accounted investments, related impairments and expenses	464	377	383
Investments accounted for using the equity method	4,084	1,573	1,530
Total assets	46,694	42,145	39,864
Total liabilities	5,810	5,777	5,635
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	22,530	18,566	16,027
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	22,919	27,952	24,812
Underlying EBITDA	14,396	18,913	16,692
Depreciation and amortisation	(2,098)	(2,027)	(1,993)
Impairment losses	(151)	(61)	(28)
Underlying EBIT	12,147	16,825	14,671
Exceptional items	(321)	(3,066)	176
Capital expenditure (cash basis)	2,617	2,033	1,966
Profit/(loss) from equity accounted investments, related impairments and expenses	(245)	(3,032)	215
Total assets	26,320	25,569	25,527
Total liabilities	11,068	11,757	8,571
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	22,919	27,952	24,812
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	5,046	7,666	10,958
Underlying EBITDA	573	2,290	4,998
Depreciation and amortisation	(602)	(611)	(697)
Impairment losses	(4)	(2)	(6)
Underlying EBIT	(33)	1,677	4,295
Exceptional items		880
Capital expenditure (cash basis)	525	646	657
Total assets	10,067	9,528	11,087
Total liabilities	3,710	3,056	3,821
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	5,046	7,666	10,958
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	767	1,474	2,020
Underlying EBITDA	(1,317)	(751)	(387)
Depreciation and amortisation	(489)	(634)	(561)
Impairment losses	(24)	(10)	(8)
Underlying EBIT	(1,830)	(1,395)	(956)
Exceptional items	(455)	(3,908)	(64)
Capital expenditure (cash basis)	1,864	2,426	1,412
Profit/(loss) from equity accounted investments, related impairments and expenses	(66)	(1)	(4)
Investments accounted for using the equity method	23	89	90
Total assets	25,709	25,120	24,818
Total liabilities	35,984	32,652	34,739
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 767	$ 1,474	$ 2,020